Cover	Mar. 15, 2021
Cover [Abstract]
Document Period End Date	Mar. 15, 2021
Entity Central Index Key	0001786842
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39483
Entity Tax Identification Number	84-2783455
Entity Address, Address Line One	5438 Wade Park Boulevard
Entity Address, Address Line Two	Suite 600
Entity Address, State or Province	NC
Local Phone Number	275-6000
City Area Code	984
Entity Address, City or Town	Raleigh
Entity Address, Postal Zip Code	27607
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.0001 per share
Trading Symbol	VNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Registrant Name	Vontier Corporation
Document Type	8-K